INCOME TAX (Details 2) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)
Disclosure of income tax [Line Items]
Deferred tax assets	$ 139,423	$ 46.7		$ 194,962
Unused tax loss carry forwards [member]
Disclosure of income tax [Line Items]
Deferred tax assets	654,057			397,869
Excess of presumptive income [Member]
Disclosure of income tax [Line Items]
Deferred tax assets	268,153			235,969
Excess of presumptive income excess of Unused Tax Losses [Member]
Disclosure of income tax [Line Items]
Deferred tax assets	922,210			633,838
Not later than one year [member] | Excess of presumptive income [Member]
Disclosure of income tax [Line Items]
Deferred tax assets	0			5,041
Later than one year and not later than two years [member] | Excess of presumptive income [Member]
Disclosure of income tax [Line Items]
Deferred tax assets	43,668			43,307
Later than two years and not later than three years [member] | Unused tax loss carry forwards [member]
Disclosure of income tax [Line Items]
Deferred tax assets	4,732			0
Later than two years and not later than three years [member] | Excess of presumptive income [Member]
Disclosure of income tax [Line Items]
Deferred tax assets	64,590			83,871
Without expiration date [Member] | Unused tax loss carry forwards [member]
Disclosure of income tax [Line Items]
Deferred tax assets	484,376			397,869
Later than three years and not later than four years [member] | Unused tax loss carry forwards [member]
Disclosure of income tax [Line Items]
Deferred tax assets	1,758			0
Later than three years and not later than four years [member] | Excess of presumptive income [Member]
Disclosure of income tax [Line Items]
Deferred tax assets	48,170			54,150
Later than four years and not later than five years [member] | Unused tax loss carry forwards [member]
Disclosure of income tax [Line Items]
Deferred tax assets	3,107			0
Later than four years and not later than five years [member] | Excess of presumptive income [Member]
Disclosure of income tax [Line Items]
Deferred tax assets	64,998			49,600
Later than five years [member] | Unused tax loss carry forwards [member]
Disclosure of income tax [Line Items]
Deferred tax assets	160,084			0
Later than five years [member] | Excess of presumptive income [Member]
Disclosure of income tax [Line Items]
Deferred tax assets	$ 46,727			$ 0

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.